UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21034

SANFORD C. BERNSTEIN FUND II, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: September 30, 2009

Date of reporting period: June 30, 2009

ITEM 1.	SCHEDULE OF INVESTMENTS.

SCBF II - Intermediate Duration Institutional

Portfolio

Portfolio of Investments

June 30, 2009 (unaudited)

	Principal Amount (000)	U.S. $ Value
CORPORATES - INVESTMENT GRADES - 36.4%
Industrial - 20.7%
Basic - 3.2%
Alcoa, Inc.
6.75%, 7/15/18	$1,025	$909,360
ArcelorMittal
6.125%, 6/01/18	2,710	2,371,250
6.50%, 4/15/14	1,110	1,063,399
BHP Billiton Finance USA Ltd.
5.40%, 3/29/17	200	208,903
7.25%, 3/01/16	2,114	2,379,227
The Dow Chemical Co.
7.375%, 11/01/29	175	159,044
7.60%, 5/15/14	1,422	1,464,661
8.55%, 5/15/19	1,068	1,069,901
EI Du Pont de Nemours & Co.
5.875%, 1/15/14	1,370	1,483,588
Freeport-McMoRan Copper & Gold, Inc.
8.25%, 4/01/15	1,200	1,212,000
8.375%, 4/01/17	1,310	1,319,825
Inco Ltd.
7.75%, 5/15/12	3,855	4,153,450
International Paper Co.
5.30%, 4/01/15	1,235	1,132,643
7.40%, 6/15/14	2,700	2,687,737
7.95%, 6/15/18	1,530	1,476,054
Ispat Inland ULC
9.75%, 4/01/14	5	5,239
Packaging Corp. of America
5.75%, 8/01/13	885	850,575
PPG Industries, Inc.
5.75%, 3/15/13	2,035	2,115,336
Rio Tinto Finance USA Ltd.
6.50%, 7/15/18	2,585	2,586,507
Union Carbide Corp.
7.75%, 10/01/96	745	458,750

Weyerhaeuser Co.
6.75%, 3/15/12	2,410	2,410,868

		31,518,317

Capital Goods - 1.1%
Allied Waste North America, Inc.
6.125%, 2/15/14	85	85,850
Boeing Co.
6.00%, 3/15/19	2,325	2,535,241
John Deere Capital Corp.
5.25%, 10/01/12	2,365	2,498,178
Lafarge SA
6.15%, 7/15/11	1,489	1,504,983
Tyco International Finance SA
6.00%, 11/15/13	1,185	1,204,929
8.50%, 1/15/19	965	1,069,973
United Technologies Corp.
4.875%, 5/01/15	1,419	1,508,922
Vulcan Materials Co.
6.30%, 6/15/13	200	206,125

		10,614,201

Communications - Media - 1.9%
BSKYB Finance UK PLC
5.625%, 10/15/15 (a)	1,245	1,225,791
CBS Corp.
5.625%, 8/15/12	585	576,845
6.625%, 5/15/11	500	506,138
8.875%, 5/15/19	1,255	1,223,136
Comcast Cable Communications Holdings, Inc.
9.455%, 11/15/22	1,140	1,332,826
Comcast Corp.
5.30%, 1/15/14	1,175	1,215,123
5.50%, 3/15/11	150	156,080
News America , Inc.
6.55%, 3/15/33	760	680,222
News America Holdings, Inc.
9.25%, 2/01/13	1,370	1,562,052
Reed Elsevier Capital, Inc.
8.625%, 1/15/19	1,005	1,141,857
RR Donnelley & Sons Co.
4.95%, 4/01/14	570	496,186
11.25%, 2/01/19	1,395	1,476,794
Time Warner Cable, Inc.
7.50%, 4/01/14	1,140	1,255,819
Time Warner Entertainment Co.
8.375%, 3/15/23	2,480	2,734,515

WPP Finance UK
5.875%, 6/15/14	845	788,849
8.00%, 9/15/14	2,230	2,264,627

		18,636,860

Communications - Telecommunications - 4.9%
AT&T Corp.
7.30%, 11/15/11	1,145	1,255,657
8.00%, 11/15/31	370	427,047
British Telecommunications PLC
5.15%, 1/15/13	2,155	2,147,565
9.125%, 12/15/10	270	286,760
Embarq Corp.
6.738%, 6/01/13	2,165	2,185,440
7.082%, 6/01/16	4,220	4,121,218
New Cingular Wireless Services, Inc.
7.875%, 3/01/11	1,740	1,876,529
8.125%, 5/01/12	7,920	8,867,090
8.75%, 3/01/31	1,020	1,243,186
Pacific Bell Telephone Co.
6.625%, 10/15/34	2,735	2,609,313
Qwest Corp.
7.50%, 10/01/14	2,070	1,974,263
7.875%, 9/01/11	2,415	2,415,000
8.875%, 3/15/12	1,850	1,863,875
Telecom Italia Capital SA
4.00%, 1/15/10	2,815	2,828,495
6.175%, 6/18/14	2,155	2,179,300
6.375%, 11/15/33	310	275,514
US Cellular Corp.
6.70%, 12/15/33	2,940	2,816,423
Verizon Communications, Inc.
4.90%, 9/15/15	1,000	998,820
5.25%, 4/15/13	1,510	1,584,716
Verizon New Jersey, Inc.
Series A
5.875%, 1/17/12	1,346	1,410,971
Vodafone Group PLC
5.35%, 2/27/12	200	210,687
5.50%, 6/15/11	1,860	1,957,081
7.75%, 2/15/10	2,640	2,729,258

		48,264,208

Consumer Cyclical - Automotive - 0.1%
Daimler Finance North America LLC
4.875%, 6/15/10	635	635,501
5.75%, 9/08/11	695	709,174

		1,344,675

Consumer Cyclical - Entertainment - 0.6%
Time Warner, Inc.
6.875%, 5/01/12	1,445	1,545,782
Turner Broadcasting System, Inc.
8.375%, 7/01/13	2,314	2,501,334
The Walt Disney Co.
5.50%, 3/15/19	1,925	2,017,664

		6,064,780

Consumer Cyclical - Other - 0.4%
Marriott International, Inc.
Series J
5.625%, 2/15/13	2,601	2,567,798
MDC Holdings, Inc.
5.50%, 5/15/13	10	9,679
Toll Brothers Finance Corp.
5.15%, 5/15/15	300	265,613
6.875%, 11/15/12	855	823,857

		3,666,947

Consumer Cyclical - Retailers - 0.1%
Kohls Corp.
6.25%, 12/15/17	100	102,832
Wal-Mart Stores, Inc.
4.25%, 4/15/13	1,170	1,215,651

		1,318,483

Consumer Non-Cyclical - 5.3%
AstraZeneca PLC
5.40%, 9/15/12	200	216,961
Avon Products, Inc.
6.50%, 3/01/19	2,305	2,526,303
Baxter FinCo BV
4.75%, 10/15/10	2,428	2,515,287
Bottling Group LLC
6.95%, 3/15/14	2,060	2,349,595
Bunge Ltd. Finance Corp.
5.10%, 7/15/15	1,143	1,048,095
5.875%, 5/15/13	1,805	1,796,646
Cadbury Schweppes US Finance LLC
5.125%, 10/01/13 (a)	2,420	2,389,498
Campbell Soup Co.
6.75%, 2/15/11	1,950	2,109,656
The Coca-Cola Co.
5.35%, 11/15/17	2,210	2,360,163
ConAgra Foods, Inc.
7.875%, 9/15/10	33	34,973
Diageo Capital PLC
7.375%, 1/15/14	2,085	2,359,084

Fisher Scientific International, Inc.
6.125%, 7/01/15	362	363,357
6.75%, 8/15/14	500	513,863
Fortune Brands, Inc.
4.875%, 12/01/13	1,257	1,223,713
Johnson & Johnson
5.55%, 8/15/17	2,130	2,315,101
Kraft Foods, Inc.
4.125%, 11/12/09	400	404,198
5.25%, 10/01/13	815	842,724
6.25%, 6/01/12	5,355	5,771,298
The Kroger Co.
6.80%, 12/15/18	918	982,601
Pepsico, Inc.
4.65%, 2/15/13	2,215	2,325,314
5.00%, 6/01/18	200	205,564
Pfizer, Inc.
5.35%, 3/15/15	2,340	2,514,564
The Procter & Gamble Co.
4.70%, 2/15/19	2,325	2,357,882
Reynolds American, Inc.
7.25%, 6/01/13	2,420	2,488,621
7.625%, 6/01/16	2,455	2,462,358
Safeway, Inc.
5.80%, 8/15/12	15	16,059
6.50%, 3/01/11	395	418,335
Whirlpool Corp.
8.60%, 5/01/14	285	297,825
Wyeth
5.50%, 2/01/14	6,408	6,858,053

		52,067,691

Energy - 1.5%
Amerada Hess Corp.
7.875%, 10/01/29	811	879,648
Apache Corp.
5.25%, 4/15/13	1,295	1,360,322
5.625%, 1/15/17	100	104,912
Baker Hughes, Inc.
6.50%, 11/15/13	1,155	1,281,061
Canadian Natural Resources Ltd.
5.15%, 2/01/13	835	849,711
Conoco Funding Co.
6.35%, 10/15/11	25	27,284
Conoco, Inc.
6.95%, 4/15/29	5	5,388
Hess Corp.
6.65%, 8/15/11	45	47,895

Nabors Industries, Inc.
9.25%, 1/15/19 (a)	2,395	2,761,380
Noble Energy, Inc.
8.25%, 3/01/19	2,306	2,623,633
The Premcor Refining Group, Inc.
7.50%, 6/15/15	1,413	1,466,026
Valero Energy Corp.
6.875%, 4/15/12	1,465	1,557,899
Weatherford International Ltd.
5.15%, 3/15/13	1,025	1,022,296
6.00%, 3/15/18	395	387,893

		14,375,348

Technology - 1.6%
Cisco Systems, Inc.
5.25%, 2/22/11	2,205	2,325,038
Computer Sciences Corp.
5.50%, 3/15/13	1,500	1,492,108
Dell, Inc.
5.625%, 4/15/14	1,450	1,531,370
Electronic Data Systems Corp.
Series B
6.00%, 8/01/13	3,473	3,791,297
IBM International Group Capital LLC
5.05%, 10/22/12	200	214,091
Motorola, Inc.
6.50%, 9/01/25	1,350	945,000
7.50%, 5/15/25	250	191,250
7.625%, 11/15/10	133	135,312
Oracle Corp.
4.95%, 4/15/13	1,260	1,319,417
5.25%, 1/15/16	925	967,935
Tyco Electronics Group SA
6.00%, 10/01/12	100	98,202
Xerox Corp.
7.625%, 6/15/13	510	513,688
8.25%, 5/15/14	1,920	1,996,537

		15,521,245

Transportation - Railroads - 0.0%
Canadian Pacific Railway Co.
6.50%, 5/15/18	445	442,268

		203,835,023

Financial Institutions - 11.8%
Banking - 7.5%
American Express Centurion
Series MTN
4.375%, 7/30/09	1,730	1,728,107

American Express Centurion Bank FRN
0.478%, 11/16/09 (b)	300	297,917
American Express Co.
8.125%, 5/20/19	2,390	2,480,172
ANZ National International Ltd.
6.20%, 7/19/13 (a)	1,175	1,213,129
Bank of America Corp.
4.50%, 8/01/10	135	135,659
4.875%, 1/15/13	3,110	3,072,587
7.625%, 6/01/19	1,455	1,461,491
Bank of Tokyo-Mitsubishi UFJ L
7.40%, 6/15/11	280	288,104
Barclays Bank PLC
8.55%, 6/15/11 (a)(c)	1,420	951,400
BBVA International Preferred SA Unipersonal
5.919%, 4/18/17 (c)	985	581,150
The Bear Stearns Co., Inc.
5.55%, 1/22/17	2,670	2,474,433
5.70%, 11/15/14	3,040	3,097,362
7.625%, 12/07/09	2,752	2,821,697
Citigroup, Inc.
5.00%, 9/15/14	3,726	3,123,573
5.30%, 1/07/16	20	17,227
5.50%, 4/11/13	1,835	1,719,845
6.50%, 1/18/11 - 8/19/13	105	105,962
8.50%, 5/22/19	2,690	2,736,373
Compass Bank
5.50%, 4/01/20	3,239	2,413,732
Countrywide Financial Corp.
6.25%, 5/15/16	1,140	1,011,379
Series MTN
5.80%, 6/07/12	420	422,617
Countrywide Home Loans, Inc.
Series MTNL
4.00%, 3/22/11	1,224	1,207,961
Credit Suisse USA, Inc.
5.50%, 8/15/13	870	906,764
The Goldman Sachs Group, Inc.
4.75%, 7/15/13	760	761,014
5.125%, 1/15/15	845	831,164
7.35%, 10/01/09	596	605,147
7.50%, 2/15/19	4,275	4,577,550
Huntington National Bank
4.375%, 1/15/10	980	978,742
JP Morgan Chase & Co.
6.75%, 2/01/11	185	193,411

JP Morgan Chase Capital XVIII
Series R
6.95%, 8/17/36	200	168,558
JP Morgan Chase Capital XXV
Series Y
6.80%, 10/01/37	4	3,440
JPMorgan Chase & Co. FRN
1.178%, 11/01/12 (b)	100	92,931
Manufacturers & Traders Trust Co.
8.00%, 10/01/10	300	304,042
Marshall & Ilsley Bank
5.00%, 1/17/17	2,310	1,577,076
Marshall & Ilsley Corp.
4.375%, 8/01/09	2,210	2,210,435
5.626%, 8/17/09	1,332	1,327,688
Merrill Lynch & Co., Inc.
6.05%, 5/16/16	879	787,054
Morgan Stanley
6.60%, 4/01/12	1,625	1,720,479
Series MTN
5.625%, 1/09/12	2,475	2,532,932
6.625%, 4/01/18	2,525	2,517,188
National Capital Trust II
5.486%, 12/29/49 (a)(c)	705	465,300
National City Bank of Cleveland Ohio
6.25%, 3/15/11	2,680	2,737,256
Rabobank Nederland
11.00%, 6/30/19 (a)(c)	250	278,125
Regions Financial Corp.
6.375%, 5/15/12	2,845	2,610,131
Royal Bank of Scotland Group PLC
5.00%, 10/01/14	85	67,950
SouthTrust Corp.
5.80%, 6/15/14	15	14,893
UBS Preferred Funding Trust I
8.622%, 10/01/10 (c)	1,437	1,023,295
UFJ Finance Aruba AEC
6.75%, 7/15/13	520	538,430
Union Bank of California
5.95%, 5/11/16	2,790	2,581,021
Union Planters Corp.
7.75%, 3/01/11	1,900	1,844,170
Wachovia Capital Trust III
5.80%, 3/15/11 (c)	65	39,000
Wachovia Corp.
5.35%, 3/15/11	50	51,947

Series MTN
5.50%, 5/01/13	2,630	2,716,801
Wells Fargo & Co.
4.20%, 1/15/10	1,040	1,051,978
5.625%, 12/11/17	2,530	2,490,362

		73,968,151

Finance - 1.9%
General Electric Capital Corp.
4.80%, 5/01/13	5,420	5,425,902
Series A
4.375%, 11/21/11	10	10,048
5.00%, 6/30/18 (d)	100	93,712
5.00%, 6/27/18	125	120,127
5.50%, 12/18/18 (d)	200	192,546
6.90%, 9/15/15	200	200,479
Series GMTN
5.72%, 8/22/11	250	252,377
HSBC Finance Corp.
5.50%, 1/19/16	100	94,077
7.00%, 5/15/12	1,420	1,463,975
International Lease Finance Corp.
5.125%, 11/01/10	100	89,325
Series MTN
5.65%, 6/01/14	333	241,309
SLM Corp.
5.45%, 4/25/11	3,140	2,888,800
Series MTN
5.125%, 8/27/12	735	628,689
5.40%, 10/25/11	2,089	1,878,826
Series MTNA
4.50%, 7/26/10	70	66,150
5.375%, 1/15/13 - 5/15/14	6,325	5,178,383

		18,824,725

Insurance - 1.7%
Aegon NV
4.75%, 6/01/13	395	357,449
Allied World Assurance Co. Holdings Ltd.
7.50%, 8/01/16	745	630,856
The Allstate Corp.
6.125%, 5/15/37 (c)	2,495	1,833,825
Assurant, Inc.
5.625%, 2/15/14	705	628,828
Genworth Financial, Inc.
Series MTN
6.515%, 5/22/18	2,570	1,717,863
Humana, Inc.
6.30%, 8/01/18	815	679,579

ING Capital Funding Trust III
8.439%, 12/31/10 (c)	1,570	989,100
ING Groep NV
5.775%, 12/08/15 (c)	525	307,125
Liberty Mutual Group, Inc.
5.75%, 3/15/14 (a)	895	708,573
Lincoln National Corp.
8.75%, 7/01/19	677	682,736
Massachusetts Mutual Life Insurance Co.
8.875%, 6/01/39 (a)	1,325	1,407,007
MetLife, Inc.
5.00%, 11/24/13	780	778,181
5.375%, 12/15/12	10	10,221
Principal Financial Group, Inc.
7.875%, 5/15/14	1,905	2,006,900
Prudential Financial, Inc.
6.20%, 1/15/15	265	259,061
7.375%, 6/15/19	200	196,366
Series MTN
5.15%, 1/15/13	1,710	1,659,461
UnitedHealth Group, Inc.
4.125%, 8/15/09	933	934,391
5.25%, 3/15/11	15	15,481
WellPoint, Inc.
4.25%, 12/15/09	8	8,095
XL Capital Ltd.
5.25%, 9/15/14	1,560	1,309,261
6.25%, 5/15/27	15	10,656

		17,131,015

REITS - 0.7%
HCP, Inc.
Series MTN
5.95%, 9/15/11	15	14,681
Healthcare Realty Trust, Inc.
5.125%, 4/01/14	1,555	1,370,496
8.125%, 5/01/11	15	14,943
Nationwide Health Properties, Inc.
6.50%, 7/15/11	85	83,740
Simon Property Group LP
5.00%, 3/01/12	2,830	2,821,114
5.625%, 8/15/14	2,196	2,096,927

		6,401,901

		116,325,792

Utility - 3.2%
Electric - 2.0%
Carolina Power & Light Co.
6.50%, 7/15/12	1,395	1,519,477

Exelon Corp.
6.75%, 5/01/11	1,655	1,727,433
FirstEnergy Corp.
Series B
6.45%, 11/15/11	5,425	5,662,398
Series C
7.375%, 11/15/31	1,663	1,569,636
MidAmerican Energy Holdings Co.
5.875%, 10/01/12	535	569,778
Nisource Finance Corp.
6.80%, 1/15/19	2,705	2,534,837
7.875%, 11/15/10	760	784,996
Pacific Gas & Electric Co.
4.80%, 3/01/14	1,195	1,258,074
6.05%, 3/01/34	5	5,187
Progress Energy, Inc.
7.10%, 3/01/11	482	512,634
Public Service Company of Colorado
Series 10
7.875%, 10/01/12	540	625,605
The Southern Co.
Series A
5.30%, 1/15/12	884	928,196
SPI Electricity & Gas Australia Holdings Pty Ltd.
6.15%, 11/15/13 (a)	1,180	1,166,267
Wisconsin Energy Corp.
6.25%, 5/15/67 (c)	1,279	933,670

		19,798,188

Natural Gas - 1.0%
DCP Midstream LLC
6.875%, 2/01/11	239	250,753
Duke Energy Field Services Corp.
7.875%, 8/16/10	435	455,047
Energy Transfer Partners LP
6.70%, 7/01/18	2,260	2,310,405
7.50%, 7/01/38	2,575	2,704,100
Enterprise Products Operating LLC
Series G
5.60%, 10/15/14	700	719,416
TransCanada Pipelines Ltd.
6.35%, 5/15/67 (c)	2,725	1,893,875
Williams Co., Inc.
7.875%, 9/01/21	1,136	1,118,960
8.125%, 3/15/12	965	1,000,078

		10,452,634

Other Utility - 0.2%
Veolia Environnement
6.00%, 6/01/18	1,725	1,758,218

		32,009,040

Non Corporate Sectors - 0.7%
Agencies - Not Government Guaranteed - 0.7%
Gaz Capital SA
6.212%, 11/22/16 (a)	4,975	4,179,000
TransCapitalInvest Ltd. for OJSC AK Transneft
8.70%, 8/07/18 (a)	2,705	2,569,750

		6,748,750

Total Corporates - Investment Grades (cost $362,171,878)		358,918,605

MORTGAGE PASS-THRU’S - 17.6%
Agency Fixed Rate 30-Year - 16.4%
Federal Home Loan Mortgage Corp. Gold
Series 2005
4.50%, 8/01/35 - 12/01/35	7,819	7,807,152
Series 2007
4.50%, 1/01/37	35	34,637
5.50%, 7/01/35	3,428	3,559,133
Series 2008
5.50%, 4/01/38	28	28,834
Federal National Mortgage Association
Series 2003
5.00%, 11/01/33	6,956	7,116,351
5.50%, 4/01/33 - 7/01/33	13,538	14,047,352
Series 2004
5.50%, 4/01/34 - 11/01/34	11,062	11,473,429
6.00%, 9/01/34	647	680,008
Series 2005
4.50%, 5/01/35 - 9/01/35	15,019	15,039,907
5.50%, 2/01/35	11,318	11,742,412
6.00%, 4/01/35	6,116	6,431,505
Series 2006
5.00%, 2/01/36	20,468	20,912,223
5.50%, 4/01/36	2,337	2,421,186
6.50%, 1/01/36 - 11/01/36	8,758	9,343,189
Series 2007
4.50%, 9/01/35 - 3/01/36	9,253	9,280,843
5.00%, 11/01/35	25	25,885
5.50%, 5/01/36	147	152,482
Series 2008
5.50%, 12/01/35 - 3/01/37	15,547	16,108,146
6.00%, 3/01/37	24,788	26,004,246

		162,208,920

Agency ARMS - 1.2%
Federal Home Loan Mortgage Corp.
Series 2006
5.748%, 12/01/36 (b)	128	133,501
Federal Home Loan Mortgage Corporation
Series 2008
5.621%, 11/01/37 (b)	2,288	2,400,803
Federal National Mortgage Association
Series 2003
4.742%, 12/01/33 (b)	2,216	2,285,626
Series 2006
5.454%, 2/01/36 (b)	2,562	2,677,045
6.235%, 3/01/36	2,150	2,260,004
Series 2007
4.725%, 3/01/34 (b)	2,158	2,225,891
5.92%, 3/01/37 (b)	23	24,528
5.936%, 2/01/37 (b)	27	28,159

		12,035,557

Total Mortgage Pass-Thru’s (cost $167,257,703)		174,244,477

COMMERCIAL MORTGAGE-BACKED SECURITIES - 14.1%
Non-Agency Fixed Rate CMBS - 13.9%
Banc of America Commercial Mortgage, Inc.
Series 2001-PB1, Class A2
5.787%, 5/11/35	2,099	2,129,572
Series 2004-4, Class A3
4.128%, 7/10/42	1,720	1,715,753
Series 2004-6, Class A2
4.161%, 12/10/42	2,867	2,850,766
Series 2005-6, Class A4
5.351%, 9/10/47	250	217,212
Series 2006-5, Class A4
5.414%, 9/10/47	5,570	4,441,234
Series 2007-5, Class A4
5.492%, 2/10/51	30	21,058
Bear Stearns Commercial Mortgage Securities, Inc.
Series 2002-TOP6, Class A2
6.46%, 10/15/36	80	81,222
Series 2005-PWR7, Class A3
5.116%, 2/11/41	220	188,897
Series 2005-T18, Class A4
4.933%, 2/13/42	2,995	2,580,993
Series 2006-PW11, Class A2
5.575%, 3/11/39	30	29,327
Series 2006-PW12, Class A4
5.903%, 9/11/38	1,420	1,234,936
Series 2006-T24, Class A4
5.537%, 10/12/41	25	21,237

Citigroup Commercial Mortgage Trust
Series 2004-C1, Class A4
5.545%, 4/15/40	185	165,373
Commercial Mortgage Pass Through Certificates
Series 2006-C8, Class A2B
5.248%, 12/10/46	310	286,443
Series 2006-C8, Class A4
5.306%, 12/10/46	3,895	2,839,691
Credit Suisse Mortgage Capital Certificates
Series 2006-C3, Class A3
6.02%, 6/15/38	5,275	3,850,078
Series 2006-C4, Class A3
5.467%, 9/15/39	220	153,942
Series 2006-C5, Class A3
5.311%, 12/15/39	3,070	2,104,103
CS First Boston Mortgage Securities Corp.
Series 2003-CK2, Class A2
3.861%, 3/15/36	106	105,131
Series 2004-C1, Class A4
4.75%, 1/15/37	1,220	1,091,172
Series 2005-C1, Class A4
5.014%, 2/15/38	4,400	3,714,175
Series 2005-C5, Class A3
5.10%, 8/15/38	30	26,783
GE Capital Commercial Mortgage Corp.
Series 2005-C3, Class A3FX
4.863%, 7/10/45	2,860	2,798,998
Greenwich Capital Commercial Funding Corp.
Series 2003-C1, Class A4
4.111%, 7/05/35	2,300	2,113,814
Series 2003-C2, Class A3
4.533%, 1/05/36	1,235	1,211,333
Series 2005-GG3, Class A2
4.305%, 8/10/42	2,819	2,752,619
Series 2007-GG11, Class A4
5.736%, 12/10/49	40	32,162
Series 2007-GG9, Class A4
5.444%, 3/10/39	3,355	2,674,320
GS Mortgage Securities Corp. II
Series 2004-GG2, Class A6
5.396%, 8/10/38	2,245	2,001,482
JP Morgan Chase Commercial Mortgage Securities Corp.
Series 2004-C1, Class A2
4.302%, 1/15/38	270	245,204
Series 2005-LDP1, Class A4
5.038%, 3/15/46	2,960	2,579,079

Series 2005-LDP3, Class A2
4.851%, 8/15/42	2,635	2,518,346
Series 2005-LDP4, Class A2
4.79%, 10/15/42	1,954	1,932,542
Series 2006-CB14, Class A4
5.481%, 12/12/44	1,460	1,178,381
Series 2006-CB15, Class A4
5.814%, 6/12/43	4,980	3,916,887
Series 2006-CB16, Class A4
5.552%, 5/12/45	3,890	3,126,068
Series 2006-CB17, Class A4
5.429%, 12/12/43	5,825	4,709,100
Series 2007-C1, Class A4
5.716%, 2/15/51	40	26,341
Series 2007-LD11, Class A2
5.992%, 6/15/49	5,880	5,419,021
Series 2007-LD11, Class A4
6.007%, 6/15/49	35	26,727
Series 2007-LDPX, Class A2S
5.305%, 1/15/49	75	67,783
Series 2007-LDPX, Class A3
5.42%, 1/15/49	5,500	4,048,492
LB-UBS Commercial Mortgage Trust
Series 2003-C3, Class A4
4.166%, 5/15/32	3,920	3,597,789
Series 2004-C4, Class A4
5.409%, 6/15/29	4,015	3,477,585
Series 2004-C8, Class A2
4.201%, 12/15/29	2,138	2,129,421
Series 2005-C1, Class A4
4.742%, 2/15/30	2,000	1,753,283
Series 2005-C7, Class A4
5.197%, 11/15/30	2,000	1,717,693
Series 2006-C3, Class A4
5.661%, 3/15/39	620	521,611
Series 2006-C4, Class A4
6.08%, 6/15/38	125	104,659
Series 2006-C6, Class A4
5.372%, 9/15/39	4,610	3,737,837
Series 2006-C7, Class A3
5.347%, 11/15/38	3,915	3,112,248
Series 2007-C1, Class A4
5.424%, 2/15/40	25	18,172
Series 2008-C1, Class A2
6.317%, 4/15/41	3,290	2,691,888
Merrill Lynch Mortgage Trust
Series 2005-CKI1, Class A6
5.415%, 11/12/37	1,875	1,590,467

Series 2005-MKB2, Class A2
4.806%, 9/12/42		3,935	3,899,460
Merrill Lynch/Countrywide Commercial Mortgage Trust
Series 2006-2, Class A4
6.104%, 6/12/46		2,180	1,791,541
Series 2007-9, Class A4
5.70%, 9/12/49		30	20,692
Morgan Stanley Capital I
Series 2005-HQ5, Class A4
5.168%, 1/14/42		3,830	3,452,737
Series 2005-T17, Class A5
4.78%, 12/13/41		3,455	2,996,816
Series 2007-HQ13, Class A3
5.569%, 12/15/44		5,240	3,824,128
Series 2007-IQ15, Class A4
6.076%, 6/11/49		2,770	2,086,086
Series 2007-T27, Class A4
5.803%, 6/11/42		6,210	5,210,589
Wachovia Bank Commercial Mortgage Trust
Series 2006-C27, Class A3
5.765%, 7/15/45		5,315	4,248,790
Series 2007-C31, Class A4
5.509%, 4/15/47		5,345	3,545,086
Series 2007-C32, Class A2
5.924%, 6/15/49		5,315	4,960,360
Series 2007-C32, Class A3
5.929%, 6/15/49		4,140	2,875,148

			136,591,883

Non-Agency Floating Rate CMBS - 0.2%
Commercial Mortgage Pass Through Certificates
Series 2005-C6, Class A5A
5.116%, 6/10/44 (c)		1,700	1,385,044
GS Mortgage Securities Corp. II
Series 2007-EOP, Class E
0.758%, 3/06/20 (a)(b)		1,180	809,871

			2,194,915

Total Commercial Mortgage-Backed Securities (cost $162,012,897)			138,786,798

GOVERNMENTS - TREASURIES - 11.4%
Hungary - 0.5%
Hungary Government Bond
Series 12/C
6.00%, 10/24/12	HUF	1,047,210	4,848,840

Sweden - 1.5%
Sweden Government Bond
Series 1045
5.25%, 3/15/11	SEK	53,340	7,387,597
Series 1046
5.50%, 10/08/12		50,310	7,217,448

			14,605,045

United States - 9.4%
U.S. Treasury Bonds
3.75%, 11/15/18		$5,395	5,488,171
4.50%, 2/15/36		19,685	20,278,621
U.S. Treasury Notes
0.875%, 2/28/11 - 5/31/11		36,260	36,211,585
1.75%, 1/31/14		5,675	5,515,419
2.125%, 1/31/10		25,595	25,849,952

			93,343,748

Total Governments - Treasuries (cost $113,787,092)			112,797,633

CORPORATES - NON-INVESTMENT GRADES - 4.5%
Industrial - 2.9%
Basic - 0.7%
Ineos Group Holdings PLC
8.50%, 2/15/16 (a)		730	226,300
Steel Capital SA for OAO Severstal
9.75%, 7/29/13 (a)		1,035	874,575
Stora Enso Oyj
7.375%, 5/15/11		80	75,758
United States Steel Corp.
5.65%, 6/01/13		2,871	2,583,969
6.05%, 6/01/17		2,875	2,452,070
Westvaco Corp.
8.20%, 1/15/30		435	384,281

			6,596,953

Capital Goods - 0.8%
Masco Corp.
6.125%, 10/03/16		3,230	2,711,895
Mohawk Industries, Inc.
6.625%, 1/15/16		2,945	2,616,868
Owens Corning, Inc.
6.50%, 12/01/16		1,812	1,588,332
Textron Financial Corp.
4.60%, 5/03/10		291	277,903
5.125%, 2/03/11		531	487,336
5.40%, 4/28/13		380	311,132

			7,993,466

Communications - Media - 0.2%
Cablevision Systems Corp.
Series B
8.00%, 4/15/12	755	747,450
Clear Channel Communications, Inc.
5.50%, 9/15/14	1,640	360,800
CSC Holdings, Inc.
Series B
7.625%, 4/01/11	80	79,200
DirecTV Holdings LLC
6.375%, 6/15/15	735	679,875
Univision Communications, Inc.
12.00%, 7/01/14 (a)	209	194,370

		2,061,695

Communications - Telecommunications - 0.1%
Cricket Communications, Inc.
7.75%, 5/15/16 (a)	455	434,525
Qwest Communications International, Inc.
7.50%, 2/15/14	425	387,812
Series B
7.50%, 2/15/14	250	228,125

		1,050,462

Consumer Cyclical - Automotive - 0.0%
Ford Motor Credit Co. LLC
7.00%, 10/01/13	45	36,181

Consumer Cyclical - Other - 0.9%
Centex Corp.
5.45%, 8/15/12	1,227	1,156,448
Sheraton Holding Corp.
7.375%, 11/15/15	2,385	2,194,200
Starwood Hotels & Resorts Worldwide, Inc.
6.25%, 2/15/13	2,860	2,659,800
7.875%, 5/01/12	2,621	2,411,320
William Lyon Homes, Inc.
10.75%, 4/01/13	100	35,500

		8,457,268

Consumer Cyclical - Retailers - 0.0%
Limited Brands, Inc.
6.90%, 7/15/17	409	353,911

Consumer Non-Cyclical - 0.1%
Bausch & Lomb, Inc.
9.875%, 11/01/15	915	873,825
HCA, Inc.
8.50%, 4/15/19 (a)	235	230,888
IASIS Healthcare Corp.
8.75%, 6/15/14	55	53,900
Stater Brothers Holdings
8.125%, 6/15/12	65	64,025

Tyson Foods, Inc.
7.85%, 4/01/16		15	14,464
8.25%, 10/01/11		75	76,873

			1,313,975

Energy - 0.0%
Chesapeake Energy Corp.
6.875%, 1/15/16		5	4,413
Pride International, Inc.
7.375%, 7/15/14		5	4,962

			9,375

Services - 0.0%
Service Corp. International
6.75%, 4/01/16		5	4,513

Technology - 0.0%
Flextronics International Ltd.
6.50%, 5/15/13		5	4,813

Transportation - Airlines - 0.1%
UAL Pass Through Trust Series 2007-1
Series 071A
6.636%, 7/02/22		1,165	873,539

Transportation - Railroads - 0.0%
Trinity Industries, Inc.
6.50%, 3/15/14		5	4,350

			28,760,501

Financial Institutions - 1.2%
Banking - 0.7%
ABN Amro Bank NV
4.31%, 3/10/16 (c)	EUR	625	359,480
BankAmerica Capital II
Series 2
8.00%, 12/15/26		$1,298	1,077,209
Commerzbank Capital Funding Trust I
5.012%, 4/12/16 (c)	EUR	300	134,674
Dexia Credit Local
4.30%, 11/18/15 (c)		700	353,518
HBOS Capital Funding LP
4.939%, 5/23/16 (c)		117	54,164
HBOS Euro Finance LP
7.627%, 12/09/11 (c)		437	245,218
KBC Bank Funding Trust III
9.86%, 11/02/09 (a)(c)		$1,910	840,400
Lloyds Banking Group PLC
5.92%, 10/01/15 (a)(c)		1,300	455,000
6.267%, 11/14/16 (a)(c)		2,715	923,100
6.657%, 5/21/37 (a)(c)		2,400	864,000
RBS Capital Trust III
5.512%, 9/30/14 (c)		2,085	854,850

Zions Bancorp
5.50%, 11/16/15	935	673,009

		6,834,622

Brokerage - 0.1%
Lehman Brothers Holdings, Inc.
7.875%, 11/01/09 (e)	2,323	342,642
Series MTN
6.20%, 9/26/14 (e)	1,108	163,430
Series MTNG
4.80%, 3/13/14 (e)	698	102,955

		609,027

Finance - 0.3%
CIT Group, Inc.
5.00%, 2/01/15	5	2,945
5.85%, 9/15/16	2,450	1,383,158
7.625%, 11/30/12	2,365	1,619,424
Series MTN
5.125%, 9/30/14	595	350,712
Series NOTZ
5.80%, 12/15/16	250	128,079
CIT Group, Inc. FRN
1.46%, 12/14/16 (b)	200	71,242

		3,555,560

Insurance - 0.1%
Liberty Mutual Group, Inc.
7.80%, 3/15/37 (a)	1,240	694,400

REITS - 0.0%
AMR Real Estate PTR/FIN
7.125%, 2/15/13	560	505,400

		12,199,009

Utility - 0.4%
Electric - 0.4%
Dynegy Holdings, Inc.
8.375%, 5/01/16	1,175	995,812
Edison Mission Energy
7.00%, 5/15/17	865	663,888
NRG Energy, Inc.
7.25%, 2/01/14	1,085	1,052,450
7.375%, 2/01/16	635	600,869

		3,313,019

Natural Gas - 0.0%
Kinder Morgan Finance
5.35%, 1/05/11	65	63,700

		3,376,719

Total Corporates - Non-Investment Grades (cost $55,979,893)		44,336,229

AGENCIES - 4.1%
Agency Debentures - 4.1%
Federal Home Loan Bank
5.00%, 11/17/17	160	170,258
Federal Home Loan Mortgage Corp.
4.125%, 12/21/12	100	106,652
5.125%, 11/17/17	26,580	29,172,294
Federal National Mortgage Association
3.25%, 4/09/13	180	186,893
6.25%, 5/15/29	8,440	9,908,780
6.625%, 11/15/30	560	685,874

Total Agencies (cost $39,947,511)		40,230,751

BANK LOANS - 2.5%
Industrial - 2.2%
Basic - 0.3%
Georgia-Pacific LLC
2.31%-2.65%, 12/20/12 (b)	571	537,578
Hexion Specialty Chemicals, Inc.
2.88%, 5/05/13 (b)	90	60,361
3.50%, 5/05/13 (b)	414	278,584
John Maneely Co.
3.57%-4.39%, 12/09/13 (b)	770	606,678
Lyondell Chemical Company
3.82%-5.75%, 12/20/13 (b)	86	37,114
4.07%-6.00%, 12/22/14 (b)	52	22,482
7.00%, 12/22/14 (b)	225	97,557
Lyondell Chemical Company (New Money Dip)
13.00%, 12/15/09 (b)(f)	134	137,812
Lyondell Chemical Company (New Roll-Up Dip)
5.82%-5.94%, 12/15/09 (b)	134	111,154
Newpage Corp.
4.06%, 12/22/14 (b)	366	314,550
Univar Corp. Opco
3.31%, 10/10/14 (b)	237	199,719

		2,403,589

Capital Goods - 0.1%
Manitowoc Co., Inc.
7.50%, 8/25/14 (b)	348	314,731
Ravago Holding America, Inc.
4.69%, 1/30/14 (b)	488	316,875
Sequa Corp.
3.57%-4.08%, 12/03/14 (b)	278	213,150
Tegrant Corp. (SCA Packaging)
6.10%, 3/08/15 (b)	300	60,000

TRW Automotive Inc.
2/09/14 (b)(g)	235	208,430

		1,113,186

Communications - Media - 0.3%
Cequel Communications LLC (Cebridge)
2.32%-4.25%, 11/05/13 (b)(h)	246	224,268
Charter Communications Operating LLC
6.25%, 3/05/14 (b)	1,174	1,053,208
CSC Holdings, Inc. (Cablevision)
2.07%, 3/29/13 (b)	462	432,842
Idearc, Inc. (Verizon)
7.36%, 11/17/14 (b)(e)	410	172,572
Nielsen Finance LLC
2.32%, 6/23/14 (b)	292	263,196
4.07%, 5/01/16 (b)	159	144,394
Univision Communications, Inc.
2.56%, 9/29/14 (b)	625	466,600

		2,757,080

Communications - Telecommunications - 0.2%
Sorenson Communications, Inc.
2.81%, 8/16/13 (b)	853	774,391
7.31%, 2/16/14 (b)	828	689,862
Telesat Canada
3.31%, 10/31/14 (b)	739	686,690

		2,150,943

Consumer Cyclical - Automotive - 0.1%
Ford Motor Co.
3.32%-4.14%, 12/15/13 (b)	464	336,611
Lear Corp.
3.04%-3.35%, 4/25/12 (b)	491	335,515
Visteon Corp.
8.35%, 6/13/13 (b)(e)	300	123,000

		795,126

Consumer Cyclical - Other - 0.1%
Hanesbrands, Inc.
5.07%-5.84%, 9/05/13 (b)	139	138,274
Harrah’s Operating Co., Inc.
3.46%-4.09%, 1/28/15 (b)	455	332,950
Las Vegas Sands LLC
2.06%, 5/23/14 (g)	360	253,501
On Assignment, Inc.
6.75%, 1/31/13 (b)	522	446,277
VML US Finance LLC
2.85%, 5/27/13 (b)	249	210,929

		1,381,931

Consumer Non-Cyclical - 0.5%
Aramark Corp.
2.34%, 1/26/14 (b)	16	14,826
2.47%, 1/26/14 (b)	253	233,374
Best Brands Corp.
9.82%, 12/12/12 (b)(h)	384	288,025
CHS/Community Health Systems, Inc.
2.56%-2.92%, 7/25/14 (b)	702	630,989
Fenwal, Inc.
2.92%, 2/28/14 (b)	825	634,415
HCA, Inc.
2.85%, 11/18/13 (b)	1,258	1,135,312
Health Management Associates, Inc.
2.35%, 2/28/14 (b)	369	323,837
Mylan Inc.
3.56%-3.88%, 10/02/14 (b)	437	420,428
Talecris Biotherapeutics Holdings Corp.
4.42%, 12/06/13 (b)	682	617,104
Wrigley Jr Company
6.50%, 9/30/14 (b)	293	293,535

		4,591,845

Energy - 0.1%
Ashmore Energy International
3.31%, 3/30/12 (b)	90	71,757
3.60%, 3/30/14 (b)	379	303,392
Dalbo, Inc.
3.57%, 8/27/12 (b)	389	310,879
Infrastrux Group, Inc.
4.56%, 11/03/12 (b)(h)	787	705,503

		1,391,531

Other Industrial - 0.1%
Education Management LLC
2.38%, 6/03/13 (b)	470	431,556

Services - 0.1%
Collins & Aikman Floorcoverings, Inc. (Tandus)
2.82%-3.78%, 5/08/14 (b)	470	225,544
Travelport LLC
2.81%-3.10%, 8/23/13 (b)	333	258,554
3.10%, 8/23/13 (b)	67	51,879
West Corp.
2.68%-2.69%, 10/24/13 (b)	968	879,972

		1,415,949

Technology - 0.3%
Dealer Computer Services, Inc.
2.31%, 10/26/12 (b)	757	631,752
5.81%, 10/26/13 (b)	500	292,500

Dresser, Inc.
3.10%, 5/04/14 (b)	485	440,157
First Data Corp.
3.06%-3.07%, 9/24/14 (b)	244	182,217
IPC Systems, Inc.
2.56%-2.85%, 6/02/14 (b)	695	526,447
5.85%, 6/01/15 (b)	750	270,000
Sitel, LLC (ClientLogic)
5.81%-6.66%, 1/30/14 (b)	683	481,512
Sungard Data Systems, Inc.
2.07%-2.72%, 2/28/14 (b)	17	15,554
3.95%-4.60%, 2/28/16 (b)	474	442,843

		3,282,982

Transportation - Airlines - 0.0%
Delta Airlines
4/30/14 (g)	315	214,200

Transportation - Services - 0.0%
Oshkosh Truck Corp.
6.64%-8.25%, 12/06/13 (b)	183	167,793

		22,097,711

Utility - 0.2%
Electric - 0.2%
Calpine Corp.
3.48%, 3/29/14 (b)	245	216,571
FirstLight Power Resources, Inc.
5.13%, 5/01/14 (b)	800	592,000
GBGH, LLC (US Energy)
4.00%, 6/09/13 (b)(h)(i)	308	156,299
10.86%, 6/09/14 (b)(i)	93	0
Texas Competitive Electric Holdings Company LLC
3.81%-3.82%, 10/10/14 (b)	1,379	983,853

		1,948,723

Financial Institutions - 0.1%
Finance - 0.0%
LPL Holdings
2.06%-2.35%, 6/28/13 (b)	220	198,407

REITS - 0.1%
Crescent Resources, LLC
6/10/10 (b)(f)	300	300,000
8.36%, 9/07/12 (b)(e)	1,808	289,234

		589,234

		787,641

Total Bank Loans (cost $32,105,892)		24,834,075

GOVERNMENTS - SOVEREIGN BONDS - 1.6%
Brazil - 0.7%
Republic of Brazil
8.25%, 1/20/34	6,010	7,151,900

Peru - 0.6%
Republic of Peru
8.375%, 5/03/16	1,470	1,694,175
9.875%, 2/06/15	3,150	3,850,875

		5,545,050

Russia - 0.3%
Russian Federation
7.50%, 3/31/30 (a)	3,209	3,159,536

Total Governments - Sovereign Bonds (cost $14,805,745)		15,856,486

ASSET-BACKED SECURITIES - 1.1%
Home Equity Loans - Floating Rate - 0.9%
Asset Backed Funding Certificates
Series 2003-WF1, Class A2
1.434%, 12/25/32 (b)	569	371,192
Citigroup Mortgage Loan Trust, Inc.
Series 2007-AMC4, Class M1
0.584%, 5/25/37 (b)	65	1,970
Countrywide Asset-Backed Certificates
Series 2002-4, Class A1
1.054%, 2/25/33 (b)	4	1,833
Series 2006-S5, Class A1
0.424%, 6/25/35 (b)	7	5,182
Credit-Based Asset Servicing and Securitization LLC
Series 2003-CB1, Class AF
3.95%, 1/25/33 (d)	55	45,813
GE-WMC Mortgage Securities LLC
Series 2005-2, Class A2B
0.484%, 12/25/35 (b)	86	82,866
HFC Home Equity Loan Asset Backed Certificates
Series 2005-3, Class A1
0.575%, 1/20/35 (b)	776	460,046
Series 2006-1, Class M1
0.595%, 1/20/36 (b)	31	17,627
Series 2007-1, Class M1
0.695%, 3/20/36 (b)	110	40,726
Series 2007-2, Class M1
0.625%, 7/20/36 (b)	40	11,637
Home Equity Asset Trust
Series 2007-2, Class M1
0.744%, 7/25/37 (b)	4,620	89,633

Series 2007-3, Class M1
0.664%, 8/25/37 (b)	4,590	114,296
HSI Asset Securitization Corp. Trust
Series 2006-OPT2, Class M2
0.704%, 1/25/36 (b)	1,515	250,013
Series 2007-WF1, Class 2A2
0.444%, 5/25/37 (b)	7,980	4,457,434
Indymac Residential Asset Backed Trust
Series 2006-D, Class 2A2
0.424%, 11/25/36 (b)	155	109,172
IXIS Real Estate Capital Trust
Series 2006-HE3, Class A2
0.414%, 1/25/37 (b)	356	254,982
Master Asset Backed Securities Trust
Series 2006-NC2, Class A3
0.424%, 8/25/36 (b)	220	127,422
Newcastle Mortgage Securities Trust
Series 2007-1, Class 2A1
0.444%, 4/25/37 (b)	3,377	2,244,622
Novastar Home Loan Equity
Series 2007-2, Class M1
0.614%, 9/25/37 (b)	25	533
Option One Mortgage Loan Trust
Series 2006-3, Class M1
0.544%, 2/25/37 (b)	1,200	19,904
RAAC Series
Series 2006-SP3, Class A1
0.394%, 8/25/36 (b)	237	220,345
Residential Asset Mortgage Products, Inc.
Series 2005-RS3, Class AIA2
0.484%, 3/25/35 (b)	98	92,105
Series 2005-RZ1, Class A2
0.514%, 4/25/35 (b)	190	180,917
Soundview Home Equity Loan Trust
Series 2007-OPT2, Class 2A2
0.444%, 7/25/37 (b)	85	27,870
Wells Fargo Home Equity Trust
Series 2004-1, Class 1A
0.614%, 4/25/34 (b)	65	38,153

		9,266,293

Home Equity Loans - Fixed Rate - 0.1%
Bayview Financial Acquisition Trust
Series 2005-D, Class AF2
5.402%, 12/28/35	108	97,697
Citifinancial Mortgage Securities, Inc.
Series 2003-1, Class AFPT
3.36%, 1/25/33	578	378,439

Countrywide Asset-Backed Certificates
Series 2007-S1, Class A3
5.81%, 11/25/36	131	23,860
Credit-Based Asset Servicing and Securitization LLC
Series 2005-CB4, Class AF2
4.751%, 8/25/35	132	121,685
Series 2005-CB7, Class AF2
5.147%, 11/25/35	37	36,627
Home Equity Mortgage Trust
Series 2005-4, Class A3
4.742%, 1/25/36	152	150,813
Residential Funding Mortgage Securities II, Inc.
Series 2005-HI2, Class A3
4.46%, 5/25/35	51	50,890

		860,011

Other ABS - Fixed Rate - 0.1%
DB Master Finance, LLC
Series 2006-1, Class A2
5.779%, 6/20/31 (a)	700	616,091

Other ABS - Floating Rate - 0.0%
Petra CRE CDO Ltd.
Series 2007-1A, Class C
1.414%, 2/25/47 (a)(b)	1,410	21,150

Total Asset-Backed Securities (cost $29,522,358)		10,763,545

QUASI-SOVEREIGNS - 0.7%
Quasi-Sovereign Bonds - 0.7%
Russia - 0.7%
RSHB Capital SA for OJSC Russian Agricultural Bank
6.299%, 5/15/17 (a)	2,825	2,429,500
7.75%, 5/29/18 (a)	5,380	4,882,350

Total Quasi-Sovereigns (cost $8,009,715)		7,311,850

CMOS - 0.7%
Non-Agency ARMS - 0.5%
Bear Stearns Alt-A Trust
Series 2006-3, Class 22A1
5.956%, 5/25/36	71	33,541
Series 2007-1, Class 21A1
5.663%, 1/25/47 (c)	189	86,897
Citigroup Mortgage Loan Trust, Inc.
Series 2005-2, Class 1A4
5.122%, 5/25/35 (c)	2,739	1,839,254
Series 2006-AR1, Class 3A1
5.50%, 3/25/36 (b)	166	97,881

Countrywide Alternative Loan Trust
Series 2006-OA7, Class 1A1
3.371%, 6/25/46 (c)	4,332	1,063,708
Deutsche Mortgage Securities, Inc.
Series 2005-WF1, Class 1A1
5.119%, 6/26/35 (a)	841	756,905
Indymac Index Mortgage Loan Trust
Series 2006-AR7, Class 4A1
5.844%, 5/25/36 (c)	1,518	648,746
Merrill Lynch Mortgage Investors, Inc.
Series 2005-A9, Class 2A1A
5.155%, 12/25/35 (c)	10	8,353
Residential Funding Mortgage Securities, I Inc.
Series 2005-SA3, Class 3A
5.247%, 8/25/35 (c)	91	65,381

		4,600,666

Non-Agency Floating Rate - 0.2%
Banc of America Funding Corp.
Series 2007-B, Class A1
0.525%, 4/20/47 (b)	103	41,848
Countrywide Alternative Loan Trust
Series 2005-62, Class 2A1
2.34%, 12/25/35 (b)	991	455,599
Series 2006-OA14, Class 3A1
2.19%, 11/25/46 (b)	2,764	961,961
JP Morgan Alternative Loan Trust
Series 2006-A3, Class 2A1
6.061%, 7/25/36 (c)	95	42,418
Series 2006-S1, Class 3A1
0.424%, 3/25/36 (b)	90	85,831
Lehman XS Trust
Series 2007-4N, Class M1
0.764%, 3/25/47 (b)	145	1,047
MLCC Mortgage Investors, Inc.
Series 2003-F, Class A1
0.634%, 10/25/28 (b)	10	7,197
Sequoia Mortgage Trust
Series 2007-3, Class 1A1
0.515%, 7/20/36 (b)	46	28,696
Structured Asset Mortgage Investment, Inc.
Series 2004-AR5, Class 1A1
0.643%, 10/19/34 (b)	893	477,442
WaMu Mortgage Pass Through Certificates
Series 2005-AR13, Class B1
0.914%, 10/25/45 (b)	58	4,888
Series 2005-AR13, Class B2
0.944%, 10/25/45 (b)	58	3,535

Series 2007-OA1, Class A1A
2.139%, 2/25/47 (b)		86	29,238
Series 2007-OA3, Class B1
0.764%, 4/25/47 (b)		25	296

			2,139,996

Agency Floating Rate - 0.0%
Fannie Mae Grantor Trust
Series 2004-T5, Class AB4
0.579%, 5/28/35 (b)		323	284,472

Non-Agency Fixed Rate - 0.0%
Merrill Lynch Mortgage Investors, Inc.
Series 2005-A8, Class A1C1
5.25%, 8/25/36		298	247,342

Total CMOs (cost $15,768,060)			7,272,476

EMERGING MARKETS - SOVEREIGNS - 0.6%
Indonesia - 0.6%
Indonesia Government International Bond
11.625%, 3/04/19 (a) (cost $4,218,795)		4,249	5,417,475

GOVERNMENTS - SOVEREIGN AGENCIES - 0.4%
United Kingdom - 0.4%
Barclays Bank PLC
Series EMTN
2.875%, 12/23/11 (cost $3,616,247)	GBP	2,485	4,136,584

	Shares
PREFERRED STOCKS - 0.0%
Non Corporate Sectors - 0.0%
Agencies - Government Sponsored - 0.0%
Federal Home Loan Mortgage Corp.
Series Z
8.375%		39,550	48,251
Federal National Mortgage Association
8.25%		59,175	79,294

Total Preferred Stocks (cost $2,468,125)			127,545

	Principal Amount (000)
SUPRANATIONALS - 0.0%
European Investment Bank
5.125%, 5/30/17 (cost $16,406)		$15	16,006

	Shares
SHORT-TERM INVESTMENTS - 3.8%
Investment Companies - 3.8%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio (j) (cost $37,172,484)	37,172,484	37,172,484

Total Investments - 99.5%
(cost $1,048,867,530) (k)		982,223,019
Other assets less liabilities - 0.5%		5,260,411

Net Assets - 100.0%		$987,483,430

INTEREST RATE SWAP TRANSACTIONS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Portfolio	Payments received by the Portfolio	Unrealized Appreciation/ (Depreciation)
Citigroup	$72,500	9/17/10	3 Month LIBOR	2.780%	$2,129,973

FUTURES CONTRACTS

Type	Number of Contracts	Expiration Month	Original Value	Value at June 30, 2009	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
U.S. T-Note 10 Yr Futures	91	September 2009	$10,372,691	$10,580,172	$207,481
U.S. T-Note 5 Yr Futures	209	September 2009	23,684,959	23,976,219	291,260

					$498,741

FORWARD CURRENCY EXCHANGE CONTRACTS

	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at June 30, 2009	Unrealized Appreciation/ (Depreciation)
Sale Contracts:
British Pound settling 8/25/09	2,617	$4,288,556	$4,304,610	$(16,054)
Euro settling 7/08/09	35	46,191	49,063	(2,872)
Euro settling 7/08/09	283	377,972	396,836	(18,864)

	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at June 30, 2009	Unrealized Appreciation/ (Depreciation)
Sale Contracts: (continued)
Euro settling 7/08/09	47	$65,697	$66,113	$(416)
Euro settling 7/08/09	160	224,970	224,245	725
Euro settling 7/08/09	202	286,503	283,348	3,155
Hungarian Forint settling 7/13/09	980,559	4,832,246	5,042,691	(210,445)
Swedish Krona settling 7/28/09	115,398	15,267,308	14,957,184	310,124

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2009, the aggregate market value of these securities amounted to $43,145,656 or 4.4% of net assets.

(b)	Floating Rate Security. Stated interest rate was in effect at June 30, 2009.

(c)	Variable rate coupon, rate shown as of June 30, 2009.

(d)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at June 30, 2009.

(e)	Security is in default and is non-income producing.

(f)	This position represents unfunded or partially unfunded loan commitments. Investments in unfunded loan commitments obligate the Fund to fund these commitments at the borrower’s discretion. At period end, the market value and unrealized gain/(loss) of these unfunded loan commitments amounted to $345,923 and $11,746, respectively. The coupon rate will be determined at the time of funding and will be based upon the London-Interbank Offered Rate (“LIBOR”) plus a premium which was determined at the time of purchase.

(g)	This position or a portion of this position represents an unsettled loan purchase. At June 30, 2009, the market value and unrealized gain/(loss) of these unsettled loan purchases amounted to $537,369 and $(32,195), respectively. The coupon rate will be determined at the time of settlement and will be based upon the London-Interbank Offered Rate (“LIBOR”) plus a premium which was determined at the time of purchase.

(h)	Pay-In-Kind Payments (PIK).

(i)	Illiquid security.

(j)	Investment in affiliated money market mutual fund.

(g)	As of June 30, 2009, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $20,706,033 and gross unrealized depreciation of investments was $(87,350,357), resulting in net unrealized depreciation of $(66,644,324).

The fund currently owns investments collateralized by subprime mortgage loans. Subprime loans are offered to homeowners who do not have a history of debt or who have had problems meeting their debt obligations. Because repayment is less certain, subprime borrowers pay a higher rate of interest than prime borrowers. As of June 30, 2009, the fund’s total exposure to subprime investments was 1.46% of net assets. These investments are valued in accordance with the fund’s Valuation Policies.

An amount equivalent to U.S. $372,800 has been segregated to collateralize margin requirements for the open futures contract at June 30, 2009.

Currency Abbreviations:
EUR	-	Euro Dollar
GBP	-	Great British Pound
HUF	-	Hungarian Forint
SEK	-	Swedish Krona

Glossary:
ABS	-	Asset-Backed Securities
ARMS	-	Adjustable Rate Mortgages
CMBS	-	Commercial Mortgage-Backed Securities
FRN	-	Floating Rate Note
LIBOR	-	London Interbank Offered Rates
LP	-	Limited Partnership
OJSC	-	Open Joint Stock Company
REIT	-	Real Estate Investment Trust

The Portfolio adopted Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”), effective October 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments

•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of June 30, 2009:

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporates - Investment Grades	$—	$350,956,726	$7,961,879	$358,918,605
Mortgage Pass-Thru’s	—	174,244,477	—	174,244,477
Commercial Mortgage-Backed Securities	—	138,786,798	—	138,786,798
Governments - Treasuries	—	112,797,633	—	112,797,633
Corporates - Non-Investment Grades	—	41,728,332	1,733,322	43,461,654
Agencies	—	40,230,751	—	40,230,751
Bank Loans	—	—	24,834,075	24,834,075
Governments - Sovereign Bonds	—	8,704,586	7,151,900	15,856,486
Asset-Backed Securities	—	—	10,763,545	10,763,545
Quasi-Sovereigns	—	—	7,311,850	7,311,850
CMOS	—	284,472	6,988,004	7,272,476
Emerging Markets - Sovereigns	—	—	5,417,475	5,417,475
Governments - Sovereign Agencies	—	4,136,584	—	4,136,584
Emerging Markets - Corporate Bonds	—	—	874,575	874,575
Preferred Stocks	—	127,545	—	127,545
Supranationals	—	16,006	—	16,006
Short-Term Investments	37,172,484	—	—	37,172,484

Total Investments in Securities	37,172,484	872,013,910	73,036,625	982,223,019
Other Financial Instruments*	498,741	2,195,326	—	2,694,067

	$37,671,225	$874,209,236	$73,036,625	$984,917,086

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Corporates - Investment Grades	Commercial Mortgage- Backed Securities	Corporates - Non- Investment Grades	Bank Loans
Balance as of 9/30/08	$1,128,258	$4,850,100	$1,295,427	$46,996,389
Accrued discounts /premiums	12,625	—	1,790	111,095
Realized gain (loss)	—	—	572	(10,168,553)
Change in unrealized appreciation/depreciation	717,291	—	111,232	3,363,636
Net purchases (sales)	2,399,768	—	840,426	(15,468,492)
Net transfers in and/or out of Level 3	3,703,937	(4,850,100)	(516,125)	—

Balance as of 6/30/09	$7,961,879	$—	$1,733,322	$24,834,075

Net change in unrealized appreciation/depreciation from Investments held as of 6/30/09	$717,291	$—	$111,232	$584,869

	Governments - Sovereign Bonds	Asset-Backed Securities	Quasi- Sovereigns	CMOS
Balance as of 9/30/08	$—	$18,082,137	$1,984,562	$13,541,325
Accrued discounts /premiums	(4,808)	5,619	12,237	4,037
Realized gain (loss)	—	(1,081,603)	—	(927,812)
Change in unrealized appreciation/depreciation	894,388	(3,575,997)	1,239,475	(2,299,690)
Net purchases (sales)	4,897,657	(2,666,611)	67,000	(3,329,856)
Net transfers in and/or out of Level 3	1,364,663	—	4,008,576	—

Balance as of 6/30/09	$7,151,900	$10,763,545	$7,311,850	$6,988,004

Net change in unrealized appreciation/depreciation from Investments held as of 6/30/09	$894,388	$(4,677,122)	$1,239,475	$(2,507,827)

	Emerging Markets - Sovereigns	Emerging Markets - Corporate Bonds	Other Financial Instruments	Total
Balance as of 9/30/08	$—	$—	(2,089,946)	$85,788,252
Accrued discounts /premiums	558	(353)	—	142,800
Realized gain (loss)	—	—	3,630,295	(8,547,101)
Change in unrealized appreciation/depreciation	1,198,680	26,228	1,117,424	2,792,667
Net purchases (sales)	4,218,237	—	(3,630,295)	(12,672,166)
Net transfers in and/or out of Level 3	—	848,700	972,522	5,532,173

Balance as of 6/30/09	$5,417,475	$874,575	$—	$73,036,625

Net change in unrealized appreciation/depreciation from Investments held as of 6/30/09	$1,198,680	$26,228	$—	$(2,412,786)

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Sanford C. Bernstein Fund II, Inc.

By:   /s/ Robert M. Keith

        Robert M. Keith

        President

Date: August 20, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ Robert M. Keith

        Robert M. Keith

        President

Date: August 20, 2009

By:   /s/ Joseph J. Mantineo

        Joseph J. Mantineo

        Treasurer and Chief Financial Officer

Date: August 20, 2009